Restricted Cash	1 Months Ended
Jan. 31, 2015
Restricted Cash
RESTRICTED CASH	8. RESTRICTED CASH The Company has restricted cash in the amount of $35,000 held by Bank of America in a money market account to secure the credit line of the Company's credit cards.